American Municipal Term Trusts - 1997 Semiannual Report

1997 Semiannual Report



AMERICAN
MUNICIPAL
TERM
TRUSTS


AXT
BXT
CXT




[LOGO]

[LOGO]

CONTENTS

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . . .2

Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . . .7

Investments in Securities

     AXT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

     BXT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26

     CXT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31

Glossary***. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35


*** This report includes a glossary to help you understand financial terms used in the portfolio managers' letter. When you see this symbol, it indicates a word that is defined in the glossary.




AMERICAN MUNICIPAL TERM TRUSTS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS
High-quality municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE
American Municipal Term Trust (AXT), American Municipal Term Trust II (BXT), and American Municipal Term Trust III (CXT) are diversified, closed-end investment management companies. The investment objectives of AXT, BXT and CXT are to provide high current income exempt from regular federal income tax and to return $10 per share on or shortly before April 15, 2001; April 15, 2002; and April 15, 2003, respectively - although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. The funds' income may be subject to state or local tax and the federal alternative minimum tax. Investors should consult their tax advisers. As with other investment companies, there can be no assurance that each fund will achieve its objective.


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

AVERAGE ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------

Based on net asset value for the periods ended June 30, 1997
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF CHART]

                                                               ONE   FIVE     SINCE
                                                              YEAR   YEAR   INCEPTION
                                                              ----   ----   ---------
American Municipal Term Trust (AXT, inception 3/27/91)        6.74%  8.33%    9.44%
American Municipal Term Trust II (BXT, inception 9/26/91)     8.11%  8.72%    9.43%
American Municipal Term Trust III (CXT, inception 11/27/92)  10.38%   N/A     9.23%

All total return figures are through June 30, 1997, and reflect the reinvestment of distributions but not sales charges. NAV-based performance is used to measure investment management results. At the end of June, the six-month NAV total returns for AXT, BXT and CXT were 2.12%, 2.73% and 3.69%, respectively. As noted in our last shareholder report to you, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal income tax and returning $10 per share to investors at the funds' termination dates.

Based on market price, the six-month total returns for AXT, BXT and CXT were 1.84%, 4.10% and 5.24%, respectively. Average annualized total return figures based on the change in market price for the one-year, five-year and since inception periods ended June 30, 1997, were 10.31%, 7.30% and 8.09% for AXT and 10.05%, 7.69% and 7.64% for BXT. The one-year and since inception figures were 13.74% and 7.17% for CXT.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.


--------------------------------------------------------------------------------
           1997 Semiannual Report     1     American Municipal Term Trusts

PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------

[PHOTO]
DOUG WHITE, CFA,
shares responsibility for the management of the American Municipal
Term Trusts. He has 14 years of financial experience.
--------------------------------------------------------------------------------

August 18, 1997
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1997, WE ARE PLEASED TO REPORT THAT THE AMERICAN MUNICIPAL TERM TRUSTS (AXT, BXT AND CXT) REMAINED ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES. The funds continued to earn more than their monthly common and preferred stock*** dividends and add to their dividend reserves. This enabled the funds to maintain their monthly common stock distributions of 5.42 cents, 5.17 cents and 4.75 cents, respectively, which have been unchanged since their inceptions. In addition, net asset values for the funds remained above the $10 per share objective. As of June 30, 1997, the net asset values for AXT, BXT and CXT were $11.49, $11.48 and $11.08, respectively. (Please refer to the charts below and on page 4 for each fund's distribution and net asset value history since inception.)

DURING THE FIRST SIX MONTHS OF 1997, INTEREST RATES AND, IN TURN, BOND PRICES WERE VOLATILE. The economy showed signs of strength early in the period, prompting the Federal Reserve (the Fed) to raise the federal funds rate*** in March from 5.25% to 5.50%. That caused bond yields to rise and prices to fall. It was the first time in more than two years that the Fed had adopted a tightening monetary policy. Beginning in mid-April, however, concerns of


DISTRIBUTION HISTORY
--------------------------------------------------------------------------------

                                                      AXT       BXT       CXT
                                                   Inception Inception Inception
                                                    3/27/91   9/26/91   11/27/92
Total Monthly Income Distributions
Through 6/30/97
--------------------------------------------------------------------------------
    Common Shareholders                              $4.01     $3.52     $2.57
--------------------------------------------------------------------------------
    Preferred Shareholders (On a Common Share Basis) $1.02     $0.91     $0.72
--------------------------------------------------------------------------------
Total Capital Gains Distributions to Common
Shareholders Through 6/30/97                         $0.05     $0.04     $0.00
--------------------------------------------------------------------------------


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
           1997 Semiannual Report     2     American Municipal Term Trusts

--------------------------------------------------------------------------------

[PHOTO]
RON REUSS, ISFA,
shares responsibility for the management of the American Municipal
Term Trusts. He has 28 years of financial experience.
--------------------------------------------------------------------------------

an overheating economy were replaced by signs that the economy was beginning to slow and inflation was decelerating. As a result, interest rates trended downward and bond prices increased in the final three months.

FOR THE PERIOD, TAX-EXEMPT BONDS OUTPERFORMED THEIR TAXABLE COUNTERPARTS. The prices of 30-year, AAA-rated municipal bonds ended the period basically unchanged, compared to a decrease in the prices of 30-year Treasuries. Municipals outperformed mainly because of a decrease in the supply of new issues and, to a lesser degree, because of a pickup in demand. In our report to you six months ago, we were anticipating an increase in the supply of new national municipal bonds in 1997. However, year-to-date new issues are down 2.5% compared to 1996.

DURING THE PERIOD, WE CONTINUED TO REDUCE OUR EXPOSURE TO LONGER MATURITY BONDS AND INCREASE OUR POSITION IN BONDS THAT COME DUE CLOSER TO THE FUNDS' TERMINATION DATES. (See chart below.) This strategy is designed to help achieve the funds' objective of returning $10 per share at maturity. The closer a bond's maturity date*** is to the termination date of the fund, the less sensitive the bond's price will be to interest rate changes and the more certain we can be of its value at termination. This strategy slightly lowered income, but as noted earlier, the funds earned more than their monthly common and preferred stock dividends and added to their dividend reserves. (See each fund's dividend reserve amount in the chart on page 4.)


BONDS MATURING WITHIN A YEAR OF TERMINATION
--------------------------------------------------------------------------------
The chart below illustrates the percentage of bonds in each fund with maturity dates within a year of the funds' termination dates.

                                                      AXT       BXT       CXT
                                                   Inception Inception Inception
                                                    3/27/91   9/26/91   11/27/92

At the Fund's Inception                                0%        0%        0%
--------------------------------------------------------------------------------
As of June 30, 1997                                   61%       55%       21%
--------------------------------------------------------------------------------


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
           1997 Semiannual Report     3     American Municipal Term Trusts

--------------------------------------------------------------------------------

GIVEN THE RECENT DECLINE IN INTEREST RATES, WE ARE NOT CURRENTLY IMPLEMENTING OUR STRATEGY OF SELLING LONGER MATURITY BONDS TO PURCHASE SHORTER MATURITY BONDS. Lower rates have increased the prices of the longer maturity bonds in the funds, creating the potential for additional taxable capital gains distributions if the funds sell these bonds. Moreover, lower rates have reduced the income available from shorter maturity bonds in which the fund would invest. This strategy, however, has been effective in the past, and we do plan to employ it again in the appropriate economic environment.

AS THE FUNDS APPROACH THEIR TERMINATIONS, WE EXPECT THEIR NET ASSET VALUES TO DECLINE DUE TO THREE FACTORS. First, at some point we will continue to sell longer maturity bonds in favor of bonds with lower coupons*** that come due closer to the funds' termination dates. If these shorter-maturity bonds pay insufficient income to maintain our current dividends, the funds' dividend reserves may be used to pay common and/or preferred dividends. Second, part of the unrealized appreciation in the funds is the result of bonds that are currently trading at unrealized gains.*** As the maturity and/or refunding dates*** of these bonds approach, their market


NET ASSET VALUE SUMMARY
--------------------------------------------------------------------------------
Common Shares                                         AXT       BXT       CXT
                                                   Inception Inception Inception
                                                    3/27/91   9/26/91   11/27/92

Initial Offering Price                               $10.00    $10.00     $10.00
--------------------------------------------------------------------------------
Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                         -$0.67    -$0.66     -$0.67
--------------------------------------------------------------------------------
Accumulated Realized Gains or Losses at 6/30/97      +$0.07    +$0.06     +$0.07
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SUBTOTAL                                              $9.40     $9.40      $9.40
--------------------------------------------------------------------------------

Dividend Reserve
(Undistributed Net Investment Income) at 6/30/97     +$0.72    +$0.70     +$0.46
--------------------------------------------------------------------------------
Unrealized Appreciation on Investments at 6/30/97    +$1.37    +$1.38     +$1.22
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE ON 6/30/97                 $11.49    $11.48     $11.08
--------------------------------------------------------------------------------

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
           1997 Semiannual Report     4     American Municipal Term Trusts

--------------------------------------------------------------------------------

prices will converge toward a price that is at or near par.*** Third, any realized gains*** in the funds will have to be paid out before or at termination. All three of these factors could reduce the funds' net asset values. In addition, keep in mind that the funds are always subject to interest rate risk*** and credit risk,*** which could have an impact on net asset value. Please refer to the chart on page 4 for each fund's current dividend reserve, unrealized appreciation and accumulated realized gains.

LOOKING AHEAD, WE REMAIN POSITIVE ABOUT THE TAX-EXEMPT MARKET. The economy appears to be growing at a moderate pace, which should help keep inflation under control. Given this scenario, the Fed is not likely to raise interest rates. However, we believe the Fed will continue to be vigilant about controlling economic growth and inflation and may increase short-term interest rates if inflation becomes a major concern. Should interest rates rise, we would again look to trade longer maturity bonds for shorter maturities while attempting to keep the impact on each fund's income-producing potential to a minimum.

AS ALWAYS, WE WILL CONTINUE TO APPLY OUR PROPRIETARY CREDIT ANALYSIS TO EXISTING HOLDINGS AND NEW PURCHASES as we work toward meeting the funds' objectives. Our credit analysis is designed to help ensure that the municipalities in which we invest meet our high-quality criteria and remain able to repay interest and principal in a timely manner.

Thank you for your investment in the American Municipal Term Trusts. We remain committed to providing you with quality service and look forward to helping you achieve your financial goals.

Sincerely,


/s/ Douglas J. White                    /s/ Ronald R. Reuss

Douglas J. White                        Ronald R. Reuss
Portfolio Manager                       Portfolio Manager


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
           1997 Semiannual Report     5     American Municipal Term Trusts

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITIONS
--------------------------------------------------------------------------------

As a percentage of total assets on June 30, 1997


AMERICAN MUNICIPAL TERM TRUST  (AXT)

[EDGAR REPRESENTATION OF CHART]

Water/Sewer/Pollution Control Revenue..........  11%
Leasing Revenue................................   3%
Education Revenue..............................   7%
Other Assets...................................   2%
Sales/Excise Tax Revenue.......................  14%
Hospital Revenue...............................  17%
Industrial Development Revenue.................   1%
Airport Revenue................................   1%
General Obligations............................  16%
Housing Revenue................................   1%
Electric Revenue...............................  27%


AMERICAN MUNICIPAL TERM TRUST II (BXT)

[EDGAR REPRESENTATION OF CHART]

Water/Sewer/Pollution Control Revenue..........  10%
Leasing Revenue................................   5%
Education Revenue..............................   7%
Other Assets...................................   2%
Multiple Utility Revenue.......................   1%
General Obligations............................  16%
Hospital Revenue...............................  24%
Industrial Development Revenue.................   4%
Sales/Excise Tax Revenue.......................   6%
Airport Revenue................................   1%
Housing Revenue................................   2%
Miscellaneous Revenue..........................   5%
Electric Revenue...............................  17%


AMERICAN MUNICIPAL TERM TRUST III (CXT)

[EDGAR REPRESENTATION OF CHART]

Water/Sewer/Pollution Control Revenue..........  22%
Education Revenue..............................   4%
Leasing Revenue................................  13%
Electric Revenue...............................  13%
General Obligations............................  17%
Housing Revenue................................   4%
Miscellaneous Revenue..........................   1%
Other Assets...................................   1%
Multiple Utility Revenue.......................   4%
Hospital Revenue...............................  21%

--------------------------------------------------------------------------------
           1997 Semiannual Report     6     American Municipal Term Trusts

Financial Statements (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  June 30, 1997
 ..................................................................

                                                                 AMERICAN         AMERICAN         AMERICAN
                                                                MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                                TERM TRUST     TERM TRUST II    TERM TRUST III
                                                              --------------   --------------   --------------
ASSETS:
Investments in securities at market value* (note 2) ........  $ 138,302,356    $ 120,764,187    $  84,172,693
Cash in bank on demand deposit .............................         32,106           45,913           46,665
Accrued interest receivable ................................      2,433,504        1,951,377        1,153,190
                                                              --------------   --------------   --------------
  Total assets .............................................    140,767,966      122,761,477       85,372,548
                                                              --------------   --------------   --------------

LIABILITIES:
Preferred stock dividends payable (note 3) .................         23,579           27,674            2,915
Payable for investment securities purchased on a when-issued
  basis ....................................................      1,005,830        1,241,879               --
Accrued investment management fee ..........................         28,671           24,935           17,504
Accrued remarketing agent fee ..............................          8,854            7,708            5,542
Accrued administrative fee .................................         17,202           14,961           10,502
                                                              --------------   --------------   --------------
  Total liabilities ........................................      1,084,136        1,317,157           36,463
                                                              --------------   --------------   --------------
  Net assets applicable to outstanding capital stock .......  $ 139,683,830    $ 121,444,320    $  85,336,085
                                                              --------------   --------------   --------------
                                                              --------------   --------------   --------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock) .........................................  $ 121,433,704    $ 105,777,790    $  76,084,420
Undistributed net investment income ........................      6,071,400        5,125,663        2,430,448
Accumulated net realized gain on investments ...............        610,217          431,720          384,572
Unrealized appreciation of investments .....................     11,568,509       10,109,147        6,436,645
                                                              --------------   --------------   --------------

  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $ 139,683,830    $ 121,444,320    $  85,336,085
                                                              --------------   --------------   --------------
                                                              --------------   --------------   --------------

* Investments in securities at identified cost .............  $ 126,733,847    $ 110,655,040    $  77,736,048
                                                              --------------   --------------   --------------
                                                              --------------   --------------   --------------

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock ......................  $  97,183,830    $  84,444,320    $  58,736,085
Shares of common stock outstanding .........................      8,455,000        7,355,820        5,300,000
Net asset value ............................................  $       11.49    $       11.48    $       11.08
Market price ...............................................  $       11.13    $       10.88    $       10.63

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3) ..........  $  42,500,000    $  37,000,000    $  26,600,000
Shares of preferred stock outstanding ......................          1,700            1,480            1,064
Liquidation preference per share ...........................  $      25,000    $      25,000    $      25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

           1997 Semiannual Report  7  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Six Months Ended June 30, 1997
 ..................................................................

                                                                 AMERICAN         AMERICAN         AMERICAN
                                                                MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                                TERM TRUST     TERM TRUST II    TERM TRUST III
                                                              --------------   --------------   --------------
INCOME:
Interest ...................................................  $   4,283,330    $   3,649,882    $   2,460,744
                                                              --------------   --------------   --------------

EXPENSES (NOTE 5):
Investment management fee ..................................        172,678          149,872          104,550
Administrative fee .........................................        103,607           89,923           62,730
Remarketing agent fee ......................................         53,420           46,506           33,434
Custodian and accounting fees ..............................         40,840           36,388           28,147
Transfer agent fees ........................................          2,062            1,815            1,391
Reports to shareholders ....................................          6,648            6,065            5,512
Directors' fees ............................................          6,572            8,986            8,986
Audit and legal fees .......................................         31,353           31,050           31,052
Other expenses .............................................         56,256           36,410           38,058
                                                              --------------   --------------   --------------
  Total expenses ...........................................        473,436          407,015          313,860
    Less expenses paid indirectly ..........................         (2,065)          (1,568)          (2,497)
                                                              --------------   --------------   --------------

  Total net expenses .......................................        471,371          405,447          311,363
                                                              --------------   --------------   --------------

  Net investment income ....................................      3,811,959        3,244,435        2,149,381
                                                              --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................        353,781          431,720          306,498
Net change in unrealized appreciation or depreciation of
  investments ..............................................     (1,305,811)        (772,961)         143,689
                                                              --------------   --------------   --------------

  Net gain (loss) on investments ...........................       (952,030)        (341,241)         450,187
                                                              --------------   --------------   --------------

    Net increase in net assets resulting from operations ...  $   2,859,929    $   2,903,194    $   2,599,568
                                                              --------------   --------------   --------------
                                                              --------------   --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

           1997 Semiannual Report  8  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                    AMERICAN MUNICIPAL
                                                                        TERM TRUST
                                                              -------------------------------
                                                                Six Months
                                                                  Ended
                                                                 6/30/97         Year Ended
                                                               (Unaudited)        12/31/96
                                                              --------------   --------------
OPERATIONS:
Net investment income ......................................  $   3,811,959    $    7,840,100
Net realized gain on investments ...........................        353,781           912,314
Net change in unrealized appreciation or depreciation of
  investments ..............................................     (1,305,811)       (3,877,256)
                                                              --------------   --------------

  Net increase in net assets resulting from operations .....      2,859,929         4,875,158
                                                              --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................     (2,291,305)       (5,499,132)
  Preferred stock dividends ................................       (767,727)       (1,410,067)
From net realized gains:
  Common stock dividends ...................................             --          (448,115)
  Preferred stock dividends ................................             --          (135,256)
                                                              --------------   --------------
  Total distributions ......................................     (3,059,032)       (7,492,570)
                                                              --------------   --------------
    Total decrease in net assets ...........................       (199,103)       (2,617,412)

Net assets at beginning of period ..........................    139,882,933       142,500,345
                                                              --------------   --------------

Net assets at end of period ................................  $ 139,683,830    $  139,882,933
                                                              --------------   --------------
                                                              --------------   --------------

Undistributed net investment income ........................  $   6,071,400    $    5,318,473
                                                              --------------   --------------
                                                              --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

           1997 Semiannual Report  9  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                    AMERICAN MUNICIPAL
                                                                       TERM TRUST II
                                                              -------------------------------
                                                                Six Months
                                                                  Ended
                                                                 6/30/97         Year Ended
                                                               (Unaudited)        12/31/96
                                                              --------------   --------------
OPERATIONS:
Net investment income ......................................  $   3,244,435    $    6,621,493
Net realized gain on investments ...........................        431,720           298,902
Net change in unrealized appreciation or depreciation of
  investments ..............................................       (772,961)       (2,841,031)
                                                              --------------   --------------

  Net increase in net assets resulting from operations .....      2,903,194         4,079,364
                                                              --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................     (1,901,479)       (4,563,551)
  Preferred stock dividends ................................       (657,706)       (1,247,224)
From net realized gains:
  Common stock dividends ...................................             --          (227,294)
  Preferred stock dividends ................................             --           (71,619)
                                                              --------------   --------------
  Total distributions ......................................     (2,559,185)       (6,109,688)
                                                              --------------   --------------
    Total increase (decrease) in net assets ................        344,009        (2,030,324)

Net assets at beginning of period ..........................    121,100,311       123,130,635
                                                              --------------   --------------

Net assets at end of period ................................  $ 121,444,320    $  121,100,311
                                                              --------------   --------------
                                                              --------------   --------------

Undistributed net investment income ........................  $   5,125,663    $    4,440,413
                                                              --------------   --------------
                                                              --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

           1997 Semiannual Report  10  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                    AMERICAN MUNICIPAL
                                                                      TERM TRUST III
                                                              -------------------------------
                                                                Six Months
                                                                  Ended
                                                                 6/30/97         Year Ended
                                                               (Unaudited)        12/31/96
                                                              --------------   --------------
OPERATIONS:
Net investment income ......................................  $   2,149,381    $    4,396,666
Net realized gain on investments ...........................        306,498           230,484
Net change in unrealized appreciation or depreciation of
  investments ..............................................        143,689        (1,679,008)
                                                              --------------   --------------

  Net increase in net assets resulting from operations .....      2,599,568         2,948,142
                                                              --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................     (1,258,750)       (3,021,000)
  Preferred stock dividends ................................       (469,144)         (930,034)
From net realized gains:
  Common stock dividends ...................................             --           (15,900)
  Preferred stock dividends ................................             --            (5,298)
                                                              --------------   --------------
  Total distributions ......................................     (1,727,894)       (3,972,232)
                                                              --------------   --------------
    Total increase (decrease) in net assets ................        871,674        (1,024,090)

Net assets at beginning of period ..........................     84,464,411        85,488,501
                                                              --------------   --------------

Net assets at end of period ................................  $  85,336,085    $   84,464,411
                                                              --------------   --------------
                                                              --------------   --------------

Undistributed net investment income ........................  $   2,430,448    $    2,008,961
                                                              --------------   --------------
                                                              --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

           1997 Semiannual Report  11  American Municipal Term Trusts

        Notes to Financial Statements (Unaudited)
---------------------------------------------------------------------

(1) ORGANIZATION
 ................................
               American Municipal Term Trust Inc. (AXT), American Municipal Term Trust Inc. II (BXT) and American Municipal Term Trust Inc. III
               (CXT) (the funds) are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. AXT, BXT and CXT expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2001, April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2006, April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in high-quality municipal obligations including municipal zero-coupon securities. Fund shares are listed on the New York Stock Exchange under the symbols AXT, BXT and CXT, respectively.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                  INVESTMENTS IN SECURITIES
               Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not available, or if Piper Capital Management Incorporated believes such quotations or valuations are inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the funds might reasonably expect to receive for the security or other asset upon its current sale.

               The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

---------------------------------------------------------------------

           1997 Semiannual Report  12  American Municipal Term Trusts

---------------------------------------------------------------------

               Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
               Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset value if the funds make such purchases while remaining substantially fully invested. As of June 30, 1997, American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III had entered into outstanding when-issued or forward commitments of $1,005,830, $1,241,879 and $0, respectively.

                  FEDERAL TAXES
               Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

               Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax

---------------------------------------------------------------------

           1997 Semiannual Report  13  American Municipal Term Trusts

---------------------------------------------------------------------
               purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ................................
               American Municipal Term Trust, American Municipal Term Trust II, and American Municipal Term Trust III have issued and, as of June 30, 1997, have outstanding 1,700 shares, 1,480 shares, and 1,064 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On June 30, 1997, the dividend rates were 4.05%, 3.90% and 4.00% for American Municipal Term Trust, American Municipal Term Trust II, and American Municipal Term Trust III, respectively.

               RP is a registered trademark of Merrill Lynch & Company.

---------------------------------------------------------------------

           1997 Semiannual Report  14  American Municipal Term Trusts

---------------------------------------------------------------------

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 1997, were as follows:

                                                                  AMERICAN        AMERICAN
                                                  AMERICAN        MUNICIPAL       MUNICIPAL
                                                  MUNICIPAL      TERM TRUST      TERM TRUST
                                                 TERM TRUST          II              III
                                                 -----------     -----------     -----------
Purchases ...................................    $ 5,505,260     $6,058,456      $5,586,889
Proceeds from sales .........................    $ 6,093,800     $6,691,468      $4,564,682

(5) EXPENSES
 ................................
                  INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
               The funds have entered into the following agreements with Piper Capital Management Incorporated (the adviser and administrator):

               The investment advisory agreement provides the adviser with a monthly investment management fee in an amount equal to an annualized rate of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the adviser provides investment advice and, in general, conducts the management and investment activity of the funds.

               The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.15% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator will provide regulatory, reporting, and record-keeping services for the funds.

                  REMARKETING AGENT FEE
               The funds have entered into a remarketing agent agreement with Merrill Lynch, Pierce, Fenner & Smith (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

---------------------------------------------------------------------

           1997 Semiannual Report  15  American Municipal Term Trusts

---------------------------------------------------------------------

                  OTHER FEES AND EXPENSES
               In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

---------------------------------------------------------------------

           1997 Semiannual Report  16  American Municipal Term Trusts

---------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST

                                                Six months
                                                  ended                     Fiscal year ended December 31,
                                                 6/30/97        -------------------------------------------------------
                                               (Unaudited)       1996        1995        1994        1993        1992
                                               ------------     -------     -------     -------     -------     -------
PER-SHARE DATA
Net asset value, common stock, beginning of
  period ....................................  $  11.52         $ 11.83     $ 10.52     $ 11.89     $ 10.57     $  9.99
                                               ------------     -------     -------     -------     -------     -------
Operations:
  Net investment income .....................      0.45            0.93        0.94        0.93        0.92        0.92
  Net realized and unrealized gains (losses)
    on investments ..........................     (0.12)          (0.35)       1.22       (1.50)       1.17        0.47
                                               ------------     -------     -------     -------     -------     -------
    Total from operations ...................      0.33            0.58        2.16       (0.57)       2.09        1.39
                                               ------------     -------     -------     -------     -------     -------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders .............     (0.27)          (0.65)      (0.65)      (0.65)      (0.65)      (0.65)
    Paid to preferred shareholders ..........     (0.09)          (0.17)      (0.20)      (0.15)      (0.12)      (0.16)
  From net realized gains
    Paid to common shareholders .............        --           (0.05)         --          --          --          --
    Paid to preferred shareholders ..........        --           (0.02)         --          --          --          --
                                               ------------     -------     -------     -------     -------     -------
    Total distributions to shareholders .....     (0.36)          (0.89)      (0.85)      (0.80)      (0.77)      (0.81)
                                               ------------     -------     -------     -------     -------     -------
Net asset value, common stock, end of
  period ....................................  $  11.49         $ 11.52     $ 11.83     $ 10.52     $ 11.89     $ 10.57
                                               ------------     -------     -------     -------     -------     -------
                                               ------------     -------     -------     -------     -------     -------
Market value, common stock, end of period ...  $  11.13         $ 11.25     $ 11.00     $ 10.00     $ 10.88     $ 10.50
                                               ------------     -------     -------     -------     -------     -------
                                               ------------     -------     -------     -------     -------     -------
SELECTED INFORMATION
Total return, common stock, net asset value
  (a) .......................................      2.12%           3.47%      18.93%      (6.34%)     18.98%      12.68%
Total return, common stock, market value
  (b) .......................................      1.84%           9.06%      16.91%      (2.11%)      9.83%      10.26%
Net assets at end of period (in millions) ...  $    140         $   140     $   143     $   131     $   143     $   132
Ratio of expenses to total average weekly net
  assets ....................................      0.69%(e)        0.64%       0.61%       0.58%       0.59%       0.62%
Ratio of expenses to average weekly net
  assets applicable to common shares ........      0.99%(e)        0.91%       0.88%       0.84%       0.85%       0.92%
Ratio of net investment income to total
  average weekly net assets .................      5.52%(e)        5.59%       5.72%       5.80%       5.65%       6.03%
Ratio of net investment income to average
  weekly net assets applicable to common
  stock (c) .................................      6.34%(e)        6.57%       6.53%       7.04%       7.11%       7.44%
Portfolio turnover rate (excluding short-term
  securities) ...............................         4%              9%          1%          1%          2%          4%
Remarketed preferred stock outstanding end of
  period (in millions) ......................  $     43         $    43     $    43     $    43     $    43     $    43
Asset coverage ratio (d) ....................       329%            329%        335%        309%        336%        310%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(e)  ANNUALIZED.

---------------------------------------------------------------------

           1997 Semiannual Report  17  American Municipal Term Trusts

---------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST II

                                               Six months
                                                  ended                    Fiscal year ended December 31,
                                                 6/30/97       -------------------------------------------------------
                                               (Unaudited)      1996        1995        1994        1993        1992
                                               -----------     -------     -------     -------     -------     -------
PER-SHARE DATA
Net asset value, common stock, beginning of
  period ....................................    $11.43        $ 11.71     $ 10.27     $ 11.66     $ 10.26     $  9.71
                                               -----------     -------     -------     -------     -------     -------
Operations:
  Net investment income .....................      0.44           0.90        0.90        0.90        0.89        0.89
  Net realized and unrealized gains (losses)
    on investments ..........................     (0.04)         (0.35)       1.37       (1.52)       1.25        0.44
                                               -----------     -------     -------     -------     -------     -------
    Total from operations ...................      0.40           0.55        2.27       (0.62)       2.14        1.33
                                               -----------     -------     -------     -------     -------     -------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders .............     (0.26)         (0.62)      (0.62)      (0.62)      (0.62)      (0.62)
    Paid to preferred shareholders ..........     (0.09)         (0.17)      (0.20)      (0.15)      (0.12)      (0.16)
  From net realized gains
    Paid to common shareholders .............        --          (0.03)      (0.01)         --          --          --
    Paid to preferred shareholders ..........        --          (0.01)         --          --          --          --
                                               -----------     -------     -------     -------     -------     -------
    Total distributions to shareholders .....     (0.35)         (0.83)      (0.83)      (0.77)      (0.74)      (0.78)
                                               -----------     -------     -------     -------     -------     -------
Net asset value, common stock, end of
  period ....................................    $11.48        $ 11.43     $ 11.71     $ 10.27     $ 11.66     $ 10.26
                                               -----------     -------     -------     -------     -------     -------
                                               -----------     -------     -------     -------     -------     -------
Market value, common stock, end of period ...    $10.88        $ 10.75     $ 10.63     $  9.63     $ 10.75     $ 10.38
                                               -----------     -------     -------     -------     -------     -------
                                               -----------     -------     -------     -------     -------     -------
SELECTED INFORMATION
Total return, common stock, net asset value
  (a) .......................................      2.73%          3.33%      20.48%      (6.80%)     20.03%      12.41%
Total return, common stock, market value
  (b) .......................................      4.10%          7.66%      17.28%      (4.83%)      9.74%      11.59%
Net assets at end of period (in millions) ...    $  121        $   121     $   123     $   113     $   123     $   112
Ratio of expenses to total average weekly net
  assets ....................................      0.68%(e)       0.64%       0.62%       0.60%       0.60%       0.64%
Ratio of expenses to average weekly net
  assets applicable to common shares ........      0.98%(e)       0.92%       0.90%       0.88%       0.87%       0.97%
Ratio of net investment income to total
  average weekly net assets .................      5.41%(e)       5.48%       5.58%       5.72%       5.51%       5.92%
Ratio of net investment income to average
  weekly net assets applicable to common
  stock (c) .................................      6.22%(e)       6.41%       6.35%       7.01%       6.89%       7.38%
Portfolio turnover rate (excluding short-term
  securities) ...............................         5%             6%          3%          0%          2%         11%
Remarketed preferred stock outstanding end of
  period (in millions) ......................    $   37        $    37     $    37     $    37     $    37     $    37
Asset coverage ratio (d) ....................       328%           327%        333%        304%        332%        304%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(e)  ANNUALIZED.

---------------------------------------------------------------------

           1997 Semiannual Report  18  American Municipal Term Trusts

---------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST III

                                               Six months
                                                  ended               Fiscal year ended December 31,            Period
                                                 6/30/97       --------------------------------------------      Ended
                                               (Unaudited)      1996        1995         1994        1993     12/31/92(e)
                                               -----------     -------     -------     --------     -------   -----------
PER-SHARE DATA
Net asset value, common stock, beginning of
  period ....................................    $10.92        $ 11.11     $  9.31     $  10.95     $  9.57     $ 9.44
                                               -----------     -------     -------     --------     -------   -----------
Operations:
  Net investment income .....................      0.41           0.83        0.83         0.83        0.81       0.04
  Net realized and unrealized gains (losses)
    on investments ..........................      0.08          (0.27)       1.73        (1.75)       1.36       0.14
                                               -----------     -------     -------     --------     -------   -----------
    Total from operations ...................      0.49           0.56        2.56        (0.92)       2.17       0.18
                                               -----------     -------     -------     --------     -------   -----------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders .............     (0.24)         (0.57)      (0.57)       (0.57)      (0.57)     (0.05)
    Paid to preferred shareholders ..........     (0.09)         (0.18)      (0.19)       (0.15)      (0.11)        --
                                               -----------     -------     -------     --------     -------   -----------
    Total distributions to shareholders .....     (0.33)         (0.75)      (0.76)       (0.72)      (0.68)     (0.05)
                                               -----------     -------     -------     --------     -------   -----------
Offering costs and underwriting discounts
  associated with the remarket preferred
  stock .                                            --             --          --           --       (0.11)        --
                                               -----------     -------     -------     --------     -------   -----------
Net asset value, common stock, end of
  period ....................................    $11.08        $ 10.92     $ 11.11     $   9.31     $ 10.95     $ 9.57
                                               -----------     -------     -------     --------     -------   -----------
                                               -----------     -------     -------     --------     -------   -----------
Market value, common stock, end of period ...    $10.63        $ 10.38     $ 10.13     $   8.50     $ 10.13     $ 9.88
                                               -----------     -------     -------     --------     -------   -----------
                                               -----------     -------     -------     --------     -------   -----------
SELECTED INFORMATION
Total return, common stock, net asset value
  (a) .......................................      3.69%          3.65%      25.93%      (10.04%)     20.74%      1.88%
Total return, common stock, market value
  (b) .......................................      5.24%          8.38%      26.32%      (10.93%)      8.35%     (0.78%)
Net assets at end of period (in millions) ...    $   85        $    84     $    85     $     76     $    85     $   51
Ratio of expenses to total average weekly net
  assets ....................................      0.75%(f)       0.69%       0.66%        0.64%       0.61%      0.60%(f)
Ratio of expenses to average weekly net
  assets applicable to common shares ........      1.10%(f)       1.01%       0.98%        0.96%       0.91%      0.60%(f)
Ratio of net investment income to total
  average weekly net assets .................      5.14%(f)       5.26%       5.38%        5.53%       5.34%      4.90%(f)
Ratio of net investment income to average
  weekly net assets applicable to common
  stock (c) .................................      5.87%(f)       6.08%       6.05%        6.88%       6.85%      4.90%(f)
Portfolio turnover rate (excluding short-term
  securities) ...............................         6%             3%          5%           3%          1%        --%
Remarketed preferred stock outstanding end of
  period (in millions) ......................    $   27        $    27     $    27     $     27     $    27     $   --
Asset coverage ratio (d) ....................       321%           318%        321%         285%        318%        --%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(e)  COMMENCEMENT OF OPERATIONS WAS NOVEMBER 27, 1992.
(f)  ANNUALIZED.

---------------------------------------------------------------------

           1997 Semiannual Report  19  American Municipal Term Trusts

Investments in Securities (Unaudited)
---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST                                          June 30, 1997
 ................................................................................................

                                                              Principal                Market
Description of Security                                         Amount                Value (a)
---------------------------------------------------------  ----------------         -------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (96.8%):
  COLORADO (1.5%):
    Health Care Facility (FSA) (Prerefunded to 2/15/01),
      7.25%, 2/15/16 ....................................  $      1,925,000(d)      $   2,141,447
                                                                                    -------------

  DISTRICT OF COLUMBIA (3.4%):
    General Obligation (MBIA) (Callable 6/1/00 at 102),
      6.75%, 6/1/08 .....................................         4,400,000             4,728,152
                                                                                    -------------

  FLORIDA (2.3%):
    Jacksonville Electric Authority (Prerefunded to
      10/1/00), 7.00%, 10/1/12 ..........................         3,000,000(d)          3,288,600
                                                                                    -------------

  GEORGIA (2.2%):
    Municipal Electric Authority (MBIA) (Prerefunded to
      1/1/01), 7.00%, 1/1/16 ............................         2,840,000(d)          3,132,406
                                                                                    -------------

  ILLINOIS (12.5%):
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to
      1/1/01), 7.10%, 1/1/11 ............................         1,525,000(d)          1,686,924
    Health Facility-Evangelical Hospital (FSA) (Callable
      1/1/01 at 102), 7.13%, 1/1/21 .....................         2,500,000             2,708,725
    Higher Education Facility-Augustana College (Connie
      Lee), 4.80%, 10/1/01 ..............................           500,000               502,255
    Kankakee General Obligation (FGIC) (Callable 5/1/03
      at 102), 6.88%, 5/1/11 ............................         1,000,000             1,107,990
    State Dedicated Tax-Civic Center (AMBAC) (Callable
      12/15/00 at 102), 7.00%, 12/15/13 .................         4,500,000             4,910,130
    State Sales Tax Revenue (Prerefunded to 6/15/01),
      6.90%, 6/15/12-6/15/13 ............................         2,300,000(d)          2,548,561
    State Sales Tax Revenue (Prerefunded to 6/15/99),
      7.25%, 6/15/14 ....................................         3,650,000(d)          3,929,772
                                                                                    -------------
                                                                                       17,394,357
                                                                                    -------------

  INDIANA (4.9%):
    Hamilton S.E. School Building Corporation (AMBAC)
      (Callable 1/1/01 at 102), 7.00%, 7/1/08 ...........         3,445,000             3,764,317
    Indiana Bond Bank, 5.00%, 2/1/01 ....................           650,000               655,063
    Marion County Convention Center (AMBAC) (Callable
      6/1/01 at 102), 7.00%, 6/1/10 .....................           345,000               376,823

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  20  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                              Principal                Market
Description of Security                                         Amount                Value (a)
---------------------------------------------------------  ----------------         -------------
    Marion County Convention Center (AMBAC) (Prerefunded
      to 6/1/01), 7.00%, 6/1/10 .........................  $        870,000(d)      $     966,413
    St. Joseph County Hospital Authority (MBIA)(Callable
      8/15/01 at 102), 7.00%, 8/15/11 ...................         1,000,000             1,088,980
                                                                                    -------------
                                                                                        6,851,596
                                                                                    -------------

  IOWA (0.8%):
    Dubuque Hospital Revenue (Callable 1/1/02 at 102),
      6.88%, 1/1/12 .....................................         1,000,000             1,072,540
                                                                                    -------------

  MAINE (2.4%):
    Municipal Bond Bank (Prerefunded 11/1/01), 7.20%,
      11/1/13 ...........................................         3,000,000(d)          3,374,580
                                                                                    -------------

  MINNESOTA (0.8%):
    East Grand Forks Industrial Development Revenue
      (Callable 4/1/01 at 102), 8.00%, 4/1/11 ...........         1,000,000             1,087,930
                                                                                    -------------

  NEBRASKA (0.8%):
    Hospital Lease Investment Financing (MBIA) (Callable
      3/1/01 at 102), 7.00%, 3/1/06 .....................         1,000,000             1,089,400
                                                                                    -------------

  NEVADA (6.2%):
    Clark County School District (MBIA) (Prerefunded to
      6/1/01), 7.00%, 6/1/09 ............................         3,000,000(d)          3,304,860
    University of Nevada Revenue (AMBAC) (Prerefunded to
      7/1/00), 7.13%, 7/1/16 ............................         2,720,000(d)          2,982,589
    Washoe County Limited Tax General Obligation,
      Zero-Coupon (MBIA), 7.12%, 7/1/06 .................         3,725,000(b)          2,371,298
                                                                                    -------------
                                                                                        8,658,747
                                                                                    -------------

  NEW YORK (2.9%):
    New York City General Obligation, 5.00%, 8/1/01 .....         4,000,000             4,033,640
                                                                                    -------------

  PENNSYLVANIA (3.1%):
    Higher Education-Duquesne University (MBIA) (Callable
      4/1/01 at 100), 7.00%, 4/1/10 .....................         1,000,000             1,073,390
    Sayre Healthcare Facility (AMBAC) (Callable 3/1/01 at
      102), 7.00%, 3/1/11 ...............................         3,000,000             3,246,030
                                                                                    -------------
                                                                                        4,319,420
                                                                                    -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  21  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                              Principal                Market
Description of Security                                         Amount                Value (a)
---------------------------------------------------------  ----------------         -------------
  SOUTH DAKOTA (3.7%):
    Health and Education Facility Revenue (Callable
      5/1/01 at 102), 7.00%, 11/1/07 ....................  $      3,000,000         $   3,204,840
    Rapid City Area School District (MBIA) (Prerefunded
      to 1/1/02), 7.20%, 1/1/11 .........................         1,770,000(d)          1,976,187
                                                                                    -------------
                                                                                        5,181,027
                                                                                    -------------

  TENNESSEE (2.8%):
    Bristol Health and Education Facility (FGIC)
      (Prerefunded to 3/1/01), 7.00%, 9/1/11 ............         1,000,000(d)          1,105,440
    Housing Development Authority (FSA) (Callable 7/1/00
      at 103), 7.60%, 7/1/16 ............................         1,700,000             1,794,554
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/01 ....................................         1,000,000(e) (f)      1,013,890
                                                                                    -------------
                                                                                        3,913,884
                                                                                    -------------

  TEXAS (17.4%):
    Austin Utility System Revenue (MBIA) (Prerefunded to
      5/15/01), 8.00%, 11/15/16 .........................           500,000(d)            563,735
    Corpus Christi Utility System Revenue (FGIC)
      (Callable 7/15/00 at 102), 7.00%, 7/15/10 .........         1,500,000             1,625,625
    Harris County Health Facilities (FSA) (Callable
      10/1/01 at 102), 6.85%, 10/1/06 ...................         2,000,000             2,187,320
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................         4,700,000(d)          5,152,140
    Houston Water and Sewer, Zero-Coupon (AMBAC), 7.14%,
      8/15/06 ...........................................         4,285,000(b)          2,711,119
    Lower Colorado River Authority (AMBAC) (Callable
      1/1/01 at 102), 7.00%, 1/1/11 .....................           415,000               450,653
    Lower Colorado River Authority (AMBAC) (Prerefunded
      to 1/1/01), 7.00%, 1/1/11 .........................           585,000(d)            645,431
    Lower Colorado River Authority, Zero-Coupon (AMBAC),
      7.17%, 1/1/06 .....................................           765,000(b)            499,361
    Municipal Power Agency, Zero-Coupon (AMBAC), 7.11%,
      9/1/06 ............................................         3,000,000(b)          1,893,870
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      7.11%, 2/1/06 .....................................         3,000,000(b)          1,950,120
    Trinity River Authority (AMBAC) (Prerefunded to
      8/1/00), 7.10%, 8/1/16 ............................         2,250,000(d)          2,432,520

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  22  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                              Principal                Market
Description of Security                                         Amount                Value (a)
---------------------------------------------------------  ----------------         -------------
    Weatherford Utility System, Water Revenue (MBIA)
      (Prerefunded to 9/1/01), 7.00%, 9/1/11 ............  $      3,750,000(d)      $   4,124,175
                                                                                    -------------
                                                                                       24,236,069
                                                                                    -------------

  UTAH (2.8%):
    Intermountain Power Agency (FSA), 5.25%, 7/1/01 .....         3,810,000             3,922,738
                                                                                    -------------

  WASHINGTON (17.9%):
    Chelan County Public Utilities District (Callable
      7/1/03 at 100), AMT, 7.60%, 7/1/25 ................         3,375,000(f)          3,706,999
    Chelan County Public Utilities District (MBIA), AMT,
      5.20%-5.35%, 7/1/00-7/1/01 ........................           885,000(f)            903,584
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/00), 7.00%, 12/1/09 ..........         1,450,000(d)          1,574,396
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15 .....................................         1,435,000(d)          1,561,854
    Public Power Supply System (Prerefunded to 1/1/01),
      7.63%, 7/1/10 .....................................         5,000,000(d)          5,615,350
    Public Power Supply System (Prerefunded to 7/1/00),
      7.38%, 7/1/12 .....................................         1,550,000(d)          1,711,371
    Public Power Supply System, Zero-Coupon (BIG), 7.15%,
      7/1/06 ............................................         1,500,000(b)            950,700
    Public Power Supply System, Zero-Coupon (FGIC),
      7.17%, 7/1/06 .....................................         5,000,000(b)          3,169,000
    Public Power Supply Systems, 5.00%-5.25%,
      7/1/00-7/1/01 .....................................         3,500,000             3,548,790
    Seattle Water Revenue (Prerefunded to 5/1/00), 7.25%,
      5/1/17 ............................................         2,000,000(d)          2,192,660
                                                                                    -------------
                                                                                       24,934,704
                                                                                    -------------

  WEST VIRGINIA (3.5%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00), 7.25%, 7/1/15 ............................         4,000,000(d)          4,402,480
    State Water Development Authority (CGIC) (Callable
      11/1/01 at 102), 7.00%, 11/1/11 ...................           500,000               549,975
                                                                                    -------------
                                                                                        4,952,455
                                                                                    -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  23  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                              Principal                Market
Description of Security                                         Amount                Value (a)
---------------------------------------------------------  ----------------         -------------
  WISCONSIN (4.9%):
    Health & Educational Facilities-Gundersen Clinic
      (FSA), 5.50%, 12/1/01 .............................  $      2,500,000         $   2,601,125
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Callable 8/15/00 at 102), 7.25%,
      8/15/19 ...........................................           105,000               114,106
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Prerefunded to 8/15/00), 7.25%,
      8/15/19 ...........................................         1,570,000(d)          1,731,223
    Health and Education Facility (MBIA) (Prerefunded to
      6/1/00), 7.00%, 6/1/20 ............................         1,600,000(d)          1,745,296
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), AMT, 6.75%, 6/1/12 ................           650,000(f)            686,914
                                                                                    -------------
                                                                                        6,878,664
                                                                                    -------------

      Total Municipal Long-Term Securities
        (cost: $123,623,847) ............................                             135,192,356
                                                                                    -------------

MUNICIPAL SHORT-TERM SECURITIES (2.2%):
  IDAHO (0.5%):
    Health Facilities Authority, 4.10%, 5/1/22 ..........           710,000(c)            710,000
                                                                                    -------------

  ILLINOIS (0.2%):
    Health Facilities Authority, 4.30%, 1/1/16 ..........           400,000(c)            400,000
                                                                                    -------------

  INDIANA (0.2%):
    Hospital Equipment Finance Authority, 4.25%,
      12/1/15 ...........................................           300,000(c)            300,000
                                                                                    -------------

  MICHIGAN (0.6%):
    Flint Hospital Building Authority, 4.30%, 7/1/15 ....           800,000(c)            800,000
                                                                                    -------------

  NEW YORK (0.1%):
    New York City Municipal Water Authority, 5.50%,
      6/15/25 ...........................................           100,000(c)            100,000
                                                                                    -------------

  NORTH DAKOTA (0.6%):
    Grand Forks Health Care-United Hospital, 4.10%,
      12/1/25 ...........................................           800,000(c)            800,000
                                                                                    -------------

      Total Municipal Short-Term Securities
        (cost: $3,110,000) ..............................                               3,110,000
                                                                                    -------------

      Total Investments in Securities
        (cost: $126,733,847) (g) ........................                           $ 138,302,356
                                                                                    -------------
                                                                                    -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  24  American Municipal Term Trusts

---------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1997. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) ON JUNE 30, 1997, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $1,005,830.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1997, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $6,311,387, WHICH REPRESENTS 4.52% OF NET ASSETS.
(g) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  11,568,509
      GROSS UNREALIZED DEPRECIATION ......             --
                                            -------------
        NET UNREALIZED APPRECIATION ......  $  11,568,509
                                            -------------
                                            -------------

---------------------------------------------------------------------

           1997 Semiannual Report  25  American Municipal Term Trusts

Investments in Securities (Unaudited)
---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II                                    June 30, 1997
 ..........................................................................................

                                                            Principal             Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------         ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.2%):
  FLORIDA (4.7%):
    Manatee County, Zero-Coupon (MBIA), 6.91%,
      10/1/07 ...........................................  $ 2,995,000(b)      $  1,790,710
    University Community Hospital (FSA) (Prerefunded to
      9/1/00), 7.50%, 9/1/11 ............................    3,500,000(e)         3,893,295
                                                                               ------------
                                                                                  5,684,005
                                                                               ------------

  ILLINOIS (24.1%):
    Belleville General Obligation (FGIC) (Prerefunded to
      12/1/01), 7.13%, 12/1/08 ..........................    1,000,000(e)         1,109,800
    Carbondale General Obligation (FGIC) (Prerefunded to
      5/1/01), 6.90%, 5/1/12 ............................    3,200,000(e)         3,497,600
    Central Lake County, Zero-Coupon (MBIA), 6.98%,
      5/1/07 ............................................    2,370,000(b)         1,426,290
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to
      1/1/01), 7.10%, 1/1/11 ............................    1,500,000(e)         1,659,270
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      11/15/00), 6.75%, 11/15/20 ........................    2,000,000(e)         2,188,580
    Commonwealth Edison Pollution Control (MBIA)
      (Callable 6/1/01 at 102), 7.25%, 6/1/11 ...........    1,000,000            1,101,070
    Cook County General Obligation (AMBAC) (Prerefunded
      to 11/1/01), 6.75%, 11/1/18 .......................    5,000,000(e)         5,549,000
    Decatur, Zero-Coupon (AMBAC), 6.98%, 10/1/07 ........    1,250,000(b)           736,250
    Health Facility-Evangelical Hospital (Callable
      4/15/02 at 102), 6.75%, 4/15/12-4/15/17 ...........    2,310,000            2,642,320
    Health Facility-Evangelical Hospital (Prerefunded to
      4/15/02), 6.75%, 4/15/12-4/15/17 ..................    1,190,000(e)         1,323,113
    Health Facility-Highland Park Hospital (FGIC), 5.30%,
      10/1/02 ...........................................    1,265,000            1,306,998
    Higher Education Facility-Augustana College (Connie
      Lee), 4.90%, 10/1/02 ..............................      500,000              502,540
    Kane County Public Building Authority (MBIA)
      (Prerefunded to 12/1/99), 6.88%, 12/1/10 ..........    1,000,000(e)         1,062,430
    Kendall, Kane, and Will Counties, Zero-Coupon (FGIC),
      6.96%, 3/1/07 .....................................      975,000(b)           591,835
    Lake County Water and Sewer System (AMBAC)
      (Prerefunded to 12/1/01), 6.75%,
      12/1/08-12/1/09 ...................................    4,215,000(e)         4,614,919
                                                                               ------------
                                                                                 29,312,015
                                                                               ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  26  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------         ------------
  INDIANA (13.2%):
    Boonville School Building Corporation (Callable
      7/1/02 at 102), 6.90%, 7/1/09 .....................  $ 2,000,000         $  2,218,740
    Indiana Bond Bank, 5.15%, 2/1/02 ....................      900,000              910,575
    Indiana University, Zero-Coupon (AMBAC), 7.07%,
      8/1/07 ............................................    3,180,000(b)         1,889,206
    Lake Central Multi-District School Building
      Corporation (Prerefunded to 7/15/01), 7.00%,
      1/15/14-1/15/18 ...................................    2,500,000(e)         2,777,700
    Noblesville/Hamilton County School Building
      Corporation (Prerefunded to 2/1/01), 7.00%,
      2/1/13 ............................................    1,000,000(e)         1,103,680
    Port Commission, Cargill Inc. Project (Callable
      5/1/02 at 102), 6.88%, 5/1/12 .....................      450,000(c)           486,936
    Purdue University (AMBAC) (Prerefunded to 7/1/01),
      7.00%, 7/1/14 .....................................    3,000,000(e)         3,337,920
    St. Joseph County Hospital Authority (MBIA) (Callable
      12/1/01 at 102), 7.00%, 12/1/12 ...................    3,000,000            3,280,230
                                                                               ------------
                                                                                 16,004,987
                                                                               ------------

  IOWA (2.8%):
    Mason City Hospital Facilities (FSA) (Callable
      8/15/01 at 102), 6.88%, 8/15/09 ...................    1,265,000            1,371,728
    Polk County Health Facilities (MBIA) (Callable
      11/1/01 at 101), 7.10%, 11/1/09 ...................    1,895,000            2,061,608
                                                                               ------------
                                                                                  3,433,336
                                                                               ------------

  KENTUCKY (0.9%):
    Owensboro Electric Light and Power, Zero-Coupon
      (AMBAC), 6.91%, 1/1/07 ............................    1,775,000(b)         1,101,955
                                                                               ------------

  LOUISIANA (2.7%):
    New Orleans General Obligation, Zero-Coupon (AMBAC),
      7.01%, 9/1/07 .....................................    5,000,000(b)         2,972,400
    Parrish of St. Martin, Cargill Inc. Project (Callable
      10/1/02 at 102), 6.63%, 10/1/12 ...................      300,000(c)           321,588
                                                                               ------------
                                                                                  3,293,988
                                                                               ------------

  MICHIGAN (0.9%):
    State Housing Development Authority (FSA) (Callable
      10/15/02 at 103), 6.85%, 10/15/18 .................    1,000,000            1,062,150
                                                                               ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  27  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------         ------------
  MONTANA (2.8%):
    State Board of Investment (MBIA) (Callable 6/1/01 at
      102), 6.88%, 6/1/20 ...............................  $ 3,000,000         $  3,329,640
                                                                               ------------

  NEVADA (1.7%):
    Clark County School District (FGIC), 5.75%,
      6/15/02 ...........................................    2,000,000            2,106,780
                                                                               ------------

  NEW HAMPSHIRE (0.8%):
    Single Family Housing Authority (Callable 7/1/03 at
      102), 5.85%, 7/1/10 ...............................    1,000,000            1,014,020
                                                                               ------------

  NEW JERSEY (1.8%):
    State Educational Facilities Authority (Callable
      7/1/01 at 102), 6.88%, 7/1/10 .....................    2,000,000            2,124,960
                                                                               ------------

  NEW YORK (0.8%):
    New York City General Obligation, 5.10%, 8/1/02 .....    1,000,000            1,009,310
                                                                               ------------

  NORTH DAKOTA (4.8%):
    Bismark Hospital Revenue (AMBAC) (Callable 5/1/01 at
      102), 6.90%, 5/1/06 ...............................    4,300,000            4,681,927
    Grand Forks Health Care Authority (MBIA) (Callable
      12/1/01 at 102), 6.63%, 12/1/10 ...................    1,000,000            1,078,710
                                                                               ------------
                                                                                  5,760,637
                                                                               ------------

  SOUTH CAROLINA (1.4%):
    Lexington County Health Services (FSA) (Callable
      10/1/01 at 102), 6.75%, 10/1/18 ...................    1,600,000            1,730,256
                                                                               ------------

  TENNESSEE (1.0%):
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/02 ....................................    1,235,000(f) (g)     1,252,982
                                                                               ------------

  TEXAS (8.1%):
    Harris County Health Facilities (FSA) (Callable
      10/1/01 at 102), 7.00%, 10/1/14 ...................    2,225,000            2,427,186
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................    5,095,000(e)         5,585,139
    Houston Water and Sewer, Zero-Coupon (AMBAC), 6.91%,
      12/1/07 ...........................................    3,000,000(b)         1,769,730
                                                                               ------------
                                                                                  9,782,055
                                                                               ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  28  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------         ------------
  WASHINGTON (17.1%):
    Chelan County Public Utilities District (Callable
      7/1/03 at 100), AMT, 7.60%, 7/1/25 ................  $ 3,000,000(g)      $  3,295,110
    Chelan County Public Utilities District (MBIA), AMT,
      5.45%, 7/1/02 .....................................      385,000(g)           396,962
    Clark County Public Utility District (FGIC) (Callable
      1/1/01 at 102), 6.50%, 1/1/11 .....................    2,000,000            2,150,020
    King and Snohomish Counties School District (FGIC)
      (Callable 12/1/02 at 100), 6.63%, 12/1/12 .........      300,000              324,726
    Public Power Supply System (Callable 7/1/01 at 102),
      6.75%, 7/1/11 .....................................    1,350,000            1,452,573
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15 .....................................    3,875,000(e)         4,217,550
    Public Power Supply System (Prerefunded to 7/1/00),
      7.00%-7.38%, 7/1/11-7/1/12 ........................    5,225,000(e)         5,761,646
    Public Power Supply Systems, 5.25%, 7/1/01 ..........    2,000,000            2,041,180
    Snohomish County Solid Waste Revenue (MBIA) (Callable
      12/1/01 at 102), 7.00%, 12/1/10 ...................    1,000,000            1,101,370
                                                                               ------------
                                                                                 20,741,137
                                                                               ------------

  WEST VIRGINIA (4.1%):
    School Building Authority (MBIA) (Callable 7/1/00 at
      102), 6.75%, 7/1/17 ...............................    2,500,000            2,716,675
    State Water Development Authority (Prerefunded to
      11/1/01), 7.30%-7.40%, 11/1/11-11/1/19 ............    2,000,000(e)         2,263,980
                                                                               ------------
                                                                                  4,980,655
                                                                               ------------

  WISCONSIN (3.5%):
    Health & Educational Facilities-Gundersen Clinic
      (FSA), 5.10%, 12/1/02 .............................    3,000,000            3,074,010
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), AMT, 6.75%, 6/1/12 ................    1,150,000(g)         1,215,309
                                                                               ------------
                                                                                  4,289,319
                                                                               ------------

      Total Municipal Long-Term Securities
        (cost: $107,905,040) ............................                       118,014,187
                                                                               ------------

MUNICIPAL SHORT-TERM SECURITIES (2.3%):
  ILLINOIS (0.2%):
    Health Facilities Authority, 4.30%, 1/1/16 ..........      200,000(d)           200,000
                                                                               ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  29  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------         ------------
  INDIANA (1.9%):
    Hospital Equipment Finance Authority, 4.25%,
      12/1/15 ...........................................  $ 2,250,000(d)      $  2,250,000
                                                                               ------------

  NORTH DAKOTA (0.2%):
    Grand Forks Health Care-United Hospital, 4.10%,
      12/1/25 ...........................................      300,000(d)           300,000
                                                                               ------------

      Total Municipal Short-Term Securities
        (cost: $2,750,000) ..............................                         2,750,000
                                                                               ------------

      Total Investments in Securities
        (cost: $110,655,040) (h) ........................                      $120,764,187
                                                                               ------------
                                                                               ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON JUNE 30, 1997, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $808,524 OR .67% OF TOTAL NET ASSETS.
(d) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1997. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(e) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(f) ON JUNE 30, 1997, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $1,241,879.
(g) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1997, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $6,160,363, WHICH REPRESENTS 5.07% OF NET ASSETS.
(h) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 10,109,147
      GROSS UNREALIZED DEPRECIATION ......            --
                                            ------------
        NET UNREALIZED APPRECIATION ......  $ 10,109,147
                                            ------------
                                            ------------

---------------------------------------------------------------------

           1997 Semiannual Report  30  American Municipal Term Trusts

Investments in Securities (Unaudited)
---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III                                  June 30, 1997
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.2%):
  ALABAMA (0.6%):
    Agricultural and Mechanical University Revenue (MBIA)
      (Callable 11/1/02 at 102), 6.45%, 11/1/17 .........  $   500,000      $    543,565
                                                                            ------------

  COLORADO (1.2%):
    Snowmass Village Multifamily Housing (FSA) (Callable
      12/15/02 at 102), 6.25%, 12/15/16 .................    1,000,000         1,034,850
                                                                            ------------

  DISTRICT OF COLUMBIA (3.5%):
    Catholic University of America (Connie Lee) (Callable
      10/1/03 at 102), 6.30%, 10/1/13 ...................    1,000,000         1,044,100
    General Obligation (MBIA), 4.75%, 6/1/03 ............    1,960,000         1,949,945
                                                                            ------------
                                                                               2,994,045
                                                                            ------------

  FLORIDA (0.7%):
    Broward County School District, Zero-Coupon (MBIA),
      6.55%, 2/15/08 ....................................    1,000,000(b)        583,800
                                                                            ------------

  HAWAII (1.5%):
    State General Obligation (FGIC), 4.80%, 3/1/03 ......    1,250,000         1,260,725
                                                                            ------------

  ILLINOIS (18.4%):
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      1/1/03), 6.35%, 1/1/22 ............................    1,000,000(d)      1,103,140
    Health Facility-Alexian Brothers Medical Center
      (MBIA) (Callable 1/1/02 at 102), 6.38%, 1/1/15 ....    1,125,000         1,199,756
    Health Facility-Elmhurst Memorial Hospital (FGIC)
      (Callable 1/1/02 at 102), 6.50%, 1/1/12 ...........    1,190,000         1,275,989
    Health Facility-Highland Park Hospital (FGIC), 5.40%,
      10/1/03 ...........................................    1,000,000         1,038,570
    Health Facility-Lutheran General Systems (FSA)
      (Callable 4/1/03 at 102), 6.13%, 4/1/12 ...........    1,000,000         1,078,070
    Henry Hospital District (AMBAC) (Callable 12/1/02 at
      100), 6.60%, 12/1/17 ..............................    2,000,000         2,141,860
    Higher Education Facility-Augustana College (Connie
      Lee), 5.00%, 10/1/03 ..............................      330,000           331,911
    Lake County Housing and Finance Corporation (FHA)
      (Callable 11/1/02 at 100), 6.70%, 11/1/14 .........    2,000,000         2,072,120
    Rochelle Water and Sewer Revenue (Callable 5/1/02 at
      102), 7.15%, 5/1/14 ...............................    2,000,000         2,182,860

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  31  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    State General Obligation (CGIC) (Callable 10/1/02 at
      102), 6.25%, 10/1/12 ..............................  $ 3,100,000      $  3,317,930
                                                                            ------------
                                                                              15,742,206
                                                                            ------------

  INDIANA (16.8%):
    Crawfordsville School Building Corporation (Callable
      1/1/03 at 102), 6.25%, 7/1/11 .....................    1,500,000         1,586,805
    Freemont Middle School Building (AMBAC) (Prerefunded
      to 3/15/02), 6.75%, 3/15/13 .......................    3,000,000(d)      3,315,000
    Health Facilities-Community Hospital Project (MBIA)
      (Callable 5/1/02 at 102), 6.40%, 5/1/12 ...........    5,000,000         5,352,350
    Health Facilities-Methodist Hospital (AMBAC)
      (Callable 9/1/02 at 102), 5.75%, 9/1/15 ...........    1,750,000         1,823,290
    Lake County Redevelopment Authority (Callable 2/1/05
      at 102), 6.45%, 2/1/11 ............................    1,600,000         1,737,760
    Patoka Lake Regional Water and Sewer District (AMBAC)
      (Callable 1/1/04 at 101), 6.45%, 1/1/15 ...........      500,000           542,150
                                                                            ------------
                                                                              14,357,355
                                                                            ------------

  IOWA (1.5%):
    Cedar Rapids Hospital Facilities (FGIC) (Callable
      8/15/03 at 102), 6.13%, 8/15/13 ...................    1,200,000         1,252,908
                                                                            ------------

  KANSAS (1.8%):
    Kansas City Utility Systems, Zero-Coupon (AMBAC),
      6.40%, 3/1/08 .....................................    2,575,000(b)      1,496,246
                                                                            ------------

  MAINE (2.5%):
    Water and Sewer Revenue (Callable 11/1/02 at 102),
      6.60%, 11/1/15 ....................................    2,000,000         2,171,460
                                                                            ------------

  MICHIGAN (1.8%):
    Municipal Bond Authority Revenue (Callable 11/1/02 at
      102), 6.50%, 5/1/16 ...............................    1,000,000         1,080,130
    State Building Authority (Callable 10/1/02 at 102),
      6.25%, 10/1/12 ....................................      400,000           427,160
                                                                            ------------
                                                                               1,507,290
                                                                            ------------

  NEVADA (1.2%):
    Clark County School District (FGIC), 5.75%,
      6/15/03 ...........................................    1,000,000         1,057,450
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  32  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  NEW MEXICO (1.3%):
    Las Cruces Health Facility-Evangelical Lutheran
      Project (CGIC) (Callable 12/1/02 at 102), 6.45%,
      12/1/17 ...........................................  $ 1,000,000      $  1,078,150
                                                                            ------------

  NEW YORK (2.1%):
    State General Obligation, 5.20%, 8/1/03 .............    1,735,000         1,752,940
                                                                            ------------

  NORTH DAKOTA (3.8%):
    Mercer County Pollution Control Revenue (AMBAC),
      7.20%, 6/30/13 ....................................    2,700,000         3,226,014
                                                                            ------------

  RHODE ISLAND (1.5%):
    State Health and Education Building Corporation
      (Connie Lee) (Callable 4/1/03 at 102), 6.38%,
      4/1/12 ............................................    1,200,000         1,260,792
                                                                            ------------

  SOUTH CAROLINA (2.0%):
    Piedmont Municipal Power Agency (MBIA) (Callable
      1/1/03 at 102), 6.30%, 1/1/14 .....................    1,600,000         1,713,376
                                                                            ------------

  SOUTH DAKOTA (4.8%):
    Heartland Consumers Power District (FSA), 6.00%,
      1/1/17 ............................................       85,000            90,731
    State Building Authority (AMBAC) (escrowed to
      maturity), 6.63%, 9/1/12 ..........................    3,600,000         3,995,748
                                                                            ------------
                                                                               4,086,479
                                                                            ------------

  TEXAS (20.2%):
    Austin Utility System Revenue, Zero-Coupon (MBIA),
      6.53%, 11/15/08 ...................................    5,000,000(b)      2,794,650
    Houston Water and Sewer Revenue (FSA) (Callable
      12/1/02 at 102), 6.38%, 12/1/14 ...................    2,000,000         2,128,480
    Montgomery County Hospital District (FSA)
      (Prerefunded to 4/1/02), 6.63%, 4/1/17 ............    3,300,000(d)      3,653,925
    Pflugerville Independent School District (Callable
      8/15/04 at 100), 5.75%, 8/15/15 ...................      975,000           993,447
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      6.40%, 2/1/08 .....................................    4,500,000(b)      2,618,730
    San Antonio Water System Revenue (MBIA) (Callable
      5/15/02 at 102), 6.50%, 5/15/10 ...................    3,000,000         3,268,800
    State Capital Appreciation, Zero-Coupon (FGIC),
      6.43%, 4/1/08 .....................................    3,100,000(b)      1,788,731
                                                                            ------------
                                                                              17,246,763
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1997 Semiannual Report  33  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  WASHINGTON (7.8%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.55%, 7/1/03 .....................................  $   305,000(e)   $    316,004
    Public Power Supply System (Callable 7/1/01 at 102),
      6.50%, 7/1/18 .....................................    2,515,000         2,672,263
    Public Power Supply System (Callable 7/1/02 at 102),
      6.25%, 7/1/12 .....................................    3,555,000         3,669,684
                                                                            ------------
                                                                               6,657,951
                                                                            ------------

  WEST VIRGINIA (3.2%):
    Clarksburg Water Revenue (Asset Guaranty) (Callable
      9/1/02 at 102), 6.25%, 9/1/14 .....................    2,620,000         2,748,328
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $77,336,048) .............................                     83,772,693
                                                                            ------------

MUNICIPAL SHORT-TERM SECURITIES (0.5%):
  ILLINOIS (0.5%):
    Health Facilities Authority, 4.30%, 1/1/16
      (cost: $400,000) ..................................      400,000(c)        400,000
                                                                            ------------

      Total Investments in Securities
        (cost: $77,736,048) (f) .........................                   $ 84,172,693
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1997. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1997, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $316,004, WHICH REPRESENTS .37% OF NET ASSETS.
(f) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  6,436,645
      GROSS UNREALIZED DEPRECIATION ......            --
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  6,436,645
                                            ------------
                                            ------------

---------------------------------------------------------------------

           1997 Semiannual Report  34  American Municipal Term Trusts

GLOSSARY OF TERMS***
--------------------------------------------------------------------------------

COUPON
The interest rate on a bond that the issuer promises to pay to the holder until the bond matures or resets its rate. It is expressed as an annual percentage of face value.

CREDIT RISK
The risk that a bond issuer will not make timely principal and interest payments and a loss to the investor will result.

FEDERAL FUNDS RATE
The federal funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve district bank to banks needing overnight loans to meet reserve requirements. The federal funds rate is the most sensitive indicator of the direction of interest rates, since it is set daily by the market, unlike the prime rate and the discount rate, which are periodically changed by banks and by the Federal Reserve Board, respectively.

INTEREST RATE RISK
The risk that after an investor purchases a bond, interest rates will rise and the price of the bond will go down.

MATURITY DATE
The date on which the principal amount of a bond is due and payable to the investor.

PAR
The dollar amount of a bond at the time it was issued and the amount that will be repaid at maturity.

PREFERRED STOCK
Preferred stock pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------
           1997 Semiannual Report     35     American Municipal Term Trusts

--------------------------------------------------------------------------------

REFUNDING DATE
The specific date when a bond is redeemed before maturity.

REALIZED GAINS
Profits earned by a fund from the sale of a security at a market price that is higher than its cost basis.

UNREALIZED GAINS
A bond is said to be trading at unrealized gains when its current market price is higher than its cost basis.


--------------------------------------------------------------------------------
           1997 Semiannual Report     36     American Municipal Term Trusts

DIRECTORS
--------------------------------------------------------------------------------

DAVID T. BENNETT, Chairman, Highland Homes, Inc., USL Products, Inc., Kiefer Built, Inc., of Counsel, Gray, Plant, Mooty, Mooty & Bennett, P.A.

JAYE F. DYER, President, Dyer Management Company

WILLIAM H. ELLIS, President, Piper Jaffray Companies Inc., Piper Capital Management Incorporated

KAROL D. EMMERICH, President, The Paraclete Group

LUELLA G. GOLDBERG, Director, TCF Financial, ReliaStar Financial Corp., Hormel Foods Corp.

DAVID A. HUGHEY, Retired Executive Vice President and Chief Administrative Officer of Dean Witter InterCapital Inc. and Dean Witter Trust Co.

GEORGE LATIMER, Chief Executive Officer, National Equity Funds


OFFICERS
--------------------------------------------------------------------------------

WILLIAM H. ELLIS, Chairman of the Board

PAUL A. DOW, President

ROBERT H. NELSON, Vice President and Treasurer

SUSAN SHARP MILEY, Secretary


INVESTMENT ADVISER
--------------------------------------------------------------------------------

PIPER CAPITAL MANAGEMENT INCORPORATED
222 South Ninth Street, Minneapolis, MN  55402-3804


CUSTODIAN, ACCOUNTING AND TRANSFER AGENT
--------------------------------------------------------------------------------

INVESTORS FIDUCIARY TRUST COMPANY
127 West 10th Street, Kansas City, MO  64105-1716


LEGAL COUNSEL
--------------------------------------------------------------------------------

DORSEY & WHITNEY LLP
220 South Sixth Street, Minneapolis, MN  55402


FOR MORE INFORMATION


By Phone [GRAPHIC]

1 800 866-7778

FOR GENERAL INFORMATION
press 5, our Mutual Fund Services representatives are ready to answer your questions.

TO ORDER LITERATURE
press 5, ask a service representative to mail you additional literature, including a Quarterly Update. You can also request to be put on a mailing list to receive this information automatically each quarter.

By Mail [GRAPHIC]

Piper Capital Management
Attn: Mutual Fund Services
222 South Ninth Street
Minneapolis, MN 55402-3804

In an effort to reduce costs to our shareholders, we have implemented a process to reduce duplicate mailings of the funds' shareholder reports. This householding process should allow us to mail one report to each address where one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Mutual Fund Services area at 1 800 866-7778, or mail a request to us.


On-Line [GRAPHIC]

http://www.piperjaffray.com/
money_management/

[LOGO]

PIPER CAPITAL MANAGEMENT INCORPORATED                            ---------------
222 SOUTH NINTH STREET                                              Bulk Rate
MINNEAPOLIS, MN  55402-3804                                        U.S. Postage
                                                                       PAID
                                                                 Permit No. 3008
[GRAPHIC] THIS DOCUMENT IS PRINTED ON PAPER MADE FROM               Mpls., MN
100% TOTAL RECOVERED FIBER, INCLUDING 15% POST-CONSUMER WASTE.   ---------------


#21200    8/1997    233-97